Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company’s segments are based on the Company’s method of internal reporting, which classifies its operations by both geographic area and property type. Beginning on January 1, 2014, the properties that were historically part of the Princeton region have been reflected as the suburban component of the New York region. The operations for the Princeton region, including the reclassification between Rental Operating Expenses and General and Administrative Expenses for the years ended December 31, 2013, 2012 and 2011 as detailed below, have been included in the New York region. Accordingly, amounts reflected below for the New York region have been adjusted to reflect the Company's retrospective inclusion of the Princeton region in the New York region. The Company’s segments by geographic area are Boston, New York, San Francisco and Washington, DC. Segments by property type include: Class A Office, Office/Technical, Residential and Hotel.
Asset information by segment is not reported because the Company does not use this measure to assess performance. Therefore, depreciation and amortization expense is not allocated among segments. Interest and other income, development and management services, general and administrative expenses, transaction costs, interest expense, depreciation and amortization expense, gains (losses) from investments in securities, gains (losses) from early extinguishments of debt, income from unconsolidated joint ventures, gains on consolidation of joint ventures, impairment loss, discontinued operations and noncontrolling interests are not included in Net Operating Income as internal reporting addresses these items on a corporate level.
Net Operating Income is not a measure of operating results or cash flows from operating activities as measured by accounting principles generally accepted in the United States of America, and it is not indicative of cash available to fund cash needs and should not be considered an alternative to cash flows as a measure of liquidity. All companies may not calculate Net Operating Income in the same manner. The Company considers Net Operating Income to be an appropriate supplemental measure to net income because it helps both investors and management to understand the core operations of the Company’s properties.
We have modified the presentation of expenses to operate our San Francisco and Princeton regional offices to reflect the growing activity in our San Francisco region and to have a consistent presentation across our company. For San Francisco these expenses, which totaled approximately $6.7 million, $6.1 million and $6.0 million for the years ended December 31, 2013, 2012 and 2011, respectively, and for Princeton these expenses were approximately $1.4 million, $1.6 million and $1.5 million for the years ended December 31, 2013, 2012 and 2011, respectively, were previously included in Rental Operating Expenses and are now included in General and Administrative Expenses for all periods presented.
On May 31, 2013, the Company's two joint venture partners in 767 Venture, LLC (the entity that owns 767 Fifth Avenue (the General Motors Building) located in New York City) transferred all of their interests in the joint venture to third parties (See Note 3). Effective as of May 31, 2013, the Company accounts for the assets, liabilities and operations of 767 Venture, LLC on a consolidated basis in its financial statements instead of under the equity method of accounting. Upon consolidation, the operations for this building are included in the New York region.
Information by geographic area and property type (dollars in thousands):
For the year ended December 31, 2013:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$665,991	$725,566	$214,755	$381,359	$1,987,671
Office/Technical	22,617	—	17,259	15,649	55,525
Residential	4,395	—	—	17,923	22,318
Hotel	40,330	—	—	—	40,330
Total	733,333	725,566	232,014	414,931	2,105,844
% of Grand Totals	34.82%	34.46%	11.02%	19.70%	100.00%
Rental Expenses:
Class A Office	259,997	251,640	77,905	126,507	716,049
Office/Technical	6,879	—	3,708	4,190	14,777
Residential	1,823	—	—	10,307	12,130
Hotel	28,447	—	—	—	28,447
Total	297,146	251,640	81,613	141,004	771,403
% of Grand Totals	38.52%	32.62%	10.58%	18.28%	100.00%
Net operating income	$436,187	$473,926	$150,401	$273,927	$1,334,441
% of Grand Totals	32.69%	35.51%	11.27%	20.53%	100.00%

For the year ended December 31, 2012:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$617,652	$543,194	$208,177	$346,402	$1,715,425
Office/Technical	22,460	—	494	16,264	39,218
Residential	3,936	—	—	16,632	20,568
Hotel	37,915	—	—	—	37,915
Total	681,963	543,194	208,671	379,298	1,813,126
% of Grand Totals	37.61%	29.96%	11.51%	20.92%	100.00%
Rental Expenses:
Class A Office	242,904	187,987	75,542	111,049	617,482
Office/Technical	6,499	—	149	3,966	10,614
Residential	1,675	—	—	9,317	10,992
Hotel	28,120	—	—	—	28,120
Total	279,198	187,987	75,691	124,332	667,208
% of Grand Totals	41.85%	28.18%	11.34%	18.63%	100.00%
Net operating income	$402,765	$355,207	$132,980	$254,966	$1,145,918
% of Grand Totals	35.15%	31.00%	11.60%	22.25%	100.00%

For the year ended December 31, 2011:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$537,743	$521,439	$207,003	$340,470	$1,606,655
Office/Technical	25,349	—	—	16,236	41,585
Residential	985	—	—	5,632	6,617
Hotel	34,529	—	—	—	34,529
Total	598,606	521,439	207,003	362,338	1,689,386
% of Grand Totals	35.43%	30.87%	12.25%	21.45%	100.00%
Rental Expenses:
Class A Office	206,469	181,269	72,122	95,804	555,664
Office/Technical	7,245	—	—	4,280	11,525
Residential	521	—	—	4,958	5,479
Hotel	26,128	—	—	—	26,128
Total	240,363	181,269	72,122	105,042	598,796
% of Grand Totals	40.14%	30.27%	12.05%	17.54%	100.00%
Net operating income	$358,243	$340,170	$134,881	$257,296	$1,090,590
% of Grand Totals	32.85%	31.19%	12.37%	23.59%	100.00%

The following is a reconciliation of Net Operating Income to net income attributable to Boston Properties, Inc.:

	Year ended December 31,
	2013	2012	2011
Net Operating Income	$1,334,441	$1,145,918	$1,090,590
Add:
Development and management services income	29,695	34,060	33,406
Income from unconsolidated joint ventures	75,074	49,078	85,896
Gains on consolidation of joint ventures	385,991	—	—
Interest and other income	8,310	10,091	5,358
Gains (losses) from investments in securities	2,911	1,389	(443)
Gains (losses) from early extinguishments of debt	122	(4,453)	(1,494)
Income from discontinued operations	8,022	9,806	10,876
Gains on sales of real estate from discontinued operations	112,829	36,877	—
Gain on forgiveness of debt from discontinued operations	20,182	—	—
Less:
General and administrative expense	115,329	90,129	87,101
Transaction costs	1,744	3,653	1,987
Depreciation and amortization expense	560,637	445,875	429,742
Interest expense	446,880	410,970	391,533
Impairment loss	8,306	—	—
Impairment loss from discontinued operations	3,241	—	—
Noncontrolling interest in property partnerships	1,347	3,792	1,558
Noncontrolling interest—redeemable preferred units of the Operating Partnership	6,046	3,497	3,339
Noncontrolling interest—common units of the Operating Partnership	70,085	30,125	35,007
Noncontrolling interest in discontinued operations—common units of the Operating Partnership	14,151	5,075	1,243
Net income attributable to Boston Properties, Inc.	$749,811	$289,650	$272,679